Vessels and drydock - Vessel sales (Details) $ in Thousands	1 Months Ended			5 Months Ended	12 Months Ended
	Oct. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Nov. 30, 2023 USD ($) vessel	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and drydock					$ 2,741,440	$ 3,190,820
Gain (loss) on sale of vessels					45,486	176,537	$ 12,019
Undrawn borrowing facilities					783,900
2023 $1.0 Billion Credit Facility
Disclosure of detailed information about property, plant and equipment [line items]
Repayments		$ 223,600
Undrawn borrowing facilities	$ 288,200
STI Lily | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about property, plant and equipment [line items]
Repayments	$ 22,900
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and drydock					$ 2,613,257	3,076,506
Vessels | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about property, plant and equipment [line items]
Repayments			$ 288,200
Vessels | Sale of Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell | vessel					22
Vessels | STI Ville and STI Amber | MR | Sale of Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and drydock				$ 52,600
Proceeds from sale of vessels				64,600
Accrued and unpaid selling costs							$ 300
Gain (loss) on sale of vessels				$ 12,000
Number of vessels sold | vessel				2
Vessels | STI Amber | MR | Sale of Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Repayments				$ 8,200
Vessels | 11 MR Vessels and STI Lily | MR
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and drydock						307,300
Proceeds from sale of vessels						479,800
Gain (loss) on sale of vessels						$ 176,500
Number of vessels sold | vessel					11
Vessels | STI Lily | LR2 | Sale of Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell | vessel						1
Vessels | STI San Antonio | MR
Disclosure of detailed information about property, plant and equipment [line items]
Accrued and unpaid selling costs						$ 200